Stock Compensation Plan (Schedule of Stock-based Compensation) (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 0	$ 3,760	$ 1,986
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 0	0	0
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation		1,672	1,040
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation		1,763	678
Selling and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation		$ 325	$ 268